Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Current deferred tax assets (liabilities)
Accrued expense	$ 11,026	$ 9,970
State tax benefit	(931)	(1,370)
Inventory	14,215	11,121
Deferred revenue	20,144	12,213
Net operating loss carryforwards	12,337	27,166
Construction allowance	(1,698)	(1,037)
Prepaid expense and other	(18,056)	(12,729)
Current deferred tax assets	37,037	45,334
Valuation allowance	(31)	(41,173)
Net current deferred tax assets	37,006	4,161
Non-current deferred tax assets (liabilities)
State tax benefit	(2,040)	(892)
Stock-based compensation	21,231
Deferred lease credits	9,687	4,251
Property and equipment	(5,975)	(2,061)
Net operating loss carryforwards	262	7,525
U.S. impact of Canadian transfer pricing	2,091	3,760
Trademarks	(19,361)	(19,275)
Other	1,240	850
Non-current deferred tax assets (liabilities)	7,135	(5,842)
Valuation allowance	(262)	(16,311)
Net non-current deferred tax assets (liabilities)	6,873	(22,153)
Net deferred tax assets (liabilities)	$ 43,879	$ (17,992)